Investments in Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Total financial Results of Equity Method Investees

A summary of the total financial results, as reported by the Company’s equity method investees, in the aggregate, at December 31 was as follows:

Summarized Balance Sheets

	2017	2016
Current assets	$2,041	$2,478

Non-current assets	$4,159	$4,450

Current liabilities	$1,516	$2,329

Long-term liabilities	$1,378	$1,268

Summarized Income Statements

	2017	2016
Sales	$5,425	$5,009
Cost of goods sold, expenses and income taxes	5,099	4,668

Net income	$326	$341

Carrying Amounts and Classification of Assets and Liabilities Included in Consolidated Balance Sheet Related to Consolidated VIE

The carrying amounts and classification of assets and liabilities included in the Company’s consolidated balance sheet related to the consolidated VIEs are as follows:

	2017	2016
Current assets	$260	$256
Non-current assets	134	221

Total assets	$394	$477

Current liabilities	$251	$288
Non-current liabilities	4	2

Total liabilities	$255	$290

Equity Method Investments [Member]
Ownership Percentages and Carrying Value Principal Equity Method Investments

The ownership percentages and carrying value of the Company’s principal equity method investments at December 31 were as follows [in millions, except percentages]:

		2017	2016
Litens Automotive Partnership [“Litens”] [i]	76.7%	$221	$173
Getrag (Jiangxi) Transmission Co., Ltd	66.7%	$1,161	$1,015
Getrag Ford Transmission GmbH	50.0%	$334	$325
Dongfeng Getrag Transmission Co. Ltd [“DGT”] [ii]	50.0%	$84	$79
HAPM	49.9%	$116	$—

[i]	Litens – The Company accounts for its investment in Litens under the equity method of accounting as a result of significant participating rights that prevent control.
[ii]

DGT – DGT is a variable interest entity [“VIE”] and depends on the Company and the Dongfeng Motor Group Company for any additional cash needs. The Company cannot make key operating decisions considered to be most significant to the VIE, and is therefore not considered to be the primary beneficiary. Our known maximum exposure to loss approximated the carrying value of our investment balance as at December 31, 2017.